Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Other Current Liabilities

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
VAT Payables	3,058	-
Accruals for personnel related expenses	9,421	7,126
Other	700	967
Total	13,179	8,093